UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22749

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 14th Floor,

New York, NY 10022

(Address of principal executive offices) (Zip code)

212-506-3899

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1 – Proxy Voting Record.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND DIF

Meeting Date	Company Name	CUSIP	Ticker	Who proposed the change	Proposal(s )	Vote cast	Shares Voted	With or Against Management
4/23/2019	Ares Commercial Real Estate Corp	04013V108	ARCE	Issuer	1. Election of Directors: William L. Browning James A. Henderson Edmond N. Moriarty III 2. Proposal to ratify the independent public accounting firm for the fiscal year ending December 31, 2019 3. To approve, on non-binding, advisory basis, the compensation of the Company's named executive officers as described in the 2019 Proxy statement. 4. To approve, on a non-binding, advisory basis, the frequency with which future stockholder advisory votes on the compensation of the Company's named executive officer will be held.	1.For All 2. For 3. For 4. For 1 year	235,775	1. With 2. With 3. With 4. Against
4/25/2019	HCP, Inc.	40414L109	HCP	Issuer	1a. Election of Director: Brian G. Cartwright 1b.Election of Director: Christine N. Garvey 1c. Election of Director: R. Kent Griffin, Jr. 1d. Election of Director: David B. Henry 1e.Election of Director: Thomas M. Herzog 1f.Election of Director: Lydia H. Kennard 1g. Election of Director: Katherine M. Sandstrom 2. Approval of the 2018 compensation of the named executive officers 3. Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2019	1a. For 1b. For 1c. For 1d. For 1e. For 1f. For 1g. For 2. For 3. For	160,098	1a. With 1b. With 1c. With 1d. With 1e. With 1f. With 1g. With 2. With 3. With
4/26/2019	KKR Real Estate Finance Trust Inc.	48251K100	KREF	Issuer	1. Election of Directors: Terrance R. Ahern R. Craig Blanchard Irene M. Esteves Todd A. Fisher Jonathan A. Langer Paula Madoff Deborah H. McAneny Ralph F. Rosenberg 2. Proposal to ratify the independent public accounting firm for the fiscal year ending December 31, 2019	1. For 2. For	310,000	1. With 2. With
4/29/2019	STAG Industrial, Inc.	85254J102	STAG	Issuer	1a. Election of Director: Benjamin S. Butcher 1b.Election of Director: Virgis W. Colbert 1c. Election of Director: Michelle S. Dilley 1d. Election of Director: Jeffrey D. Furber 1e.Election of Director: Larry T. Guillemette 1f.Election of Director: Francis X. Jacoby III 1g. Election of Director: Christopher P. Marr 1h.Election of Director: Hans S. Weger 2. To ratify the appointment of the independent public accounting firm 3. The approval of the executive compensation	1a. For 1b. For 1c. For 1d. For 1e. For 1f. For 1g. For 1h. For 2. For 3. For	173,160	1a. With 1b. With 1c. With 1d. With 1e. With 1f. With 1g. With 1h. With 2. With 3. With
4/30/2019	Starwood Property Trust, Inc.	85571B105	STWD	Issuer	1. Election of Directors: Richard D. Bronson Jeffrey G. Dishner Camille J. Douglas Solomon J. Kumin Fred S. Ridley Barry S. Sternlicht Strauss Zelnick 2. Approval of the compensation of the named executive officers 3. Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2019	1.For 2. For 3. For	275,000	1. With 2. With 3. With
5/2/2019	City Office REIT, Inc.	178587101	CIO	Issuer	1a. Election of Director: John McLernon 1b.Election of Director: James Farrar 1c. Election of Director: William Flatt 1d. Election of Director: Sabah Mirza 1e.Election of Director: Mark Murski 1f.Election of Director: Stephen Shraiberg 1g. Election of Director: John Sweet 2. Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2019 3. The Approval of an amendment to the Equity Incentive Plan to increase the number of shares of common stock available for awards made thereunder and certain administrative changes.	1a. For 1b. For 1c. For 1d. For 1e. For 1f. For 1g. For 2. For 3. For	375,000	1a. With 1b. With 1c. With 1d. With 1e. With 1f. With 1g. With 2. With 3.With
5/2/2019	Welltower Inc.	95040Q104	WELL	Issuer	1a. Election of Director: Kenneth J. Bacon
1b.Election of Director: Thomas J. DeRosa
1c. Election of Director: Karen B. DeSalvo
1d. Election of Director: Jeffrey H. Donahue
1e.Election of Director: Timothy J. Naughton
1f.Election of Director: Sharon M. Oster
1g. Election of Director: Sergio D. Rivera
1h.Election of Director: Johnese M. Spisso
1i. Election of Director: Kathryn M. Sullivan
1j. Election of Director: R. Scott Trumbul
1k. Election of Director: Gary Whitelaw
2. Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2019
					3. Approve the compensation of the named executive officers as described in the 2019 Proxy Statement.	1a. For 1b. For 1c. For 1d. For 1e. For 1f. For 1g. For 1h. For 1i. For 1j. For 1k. For 2. For 3. For	60,000	1a. With 1b. With 1c. With 1d. With 1e. With 1f. With 1g. With 1h. With 1i. With 1j. With 1k. With 2. With 3. With
5/9/2019	Spirit Realty Capital, Inc.	84860W102	SRC	Issuer	1.1 Election of Director: Jackson Hsieh
1.2 Election of Director: Kevin M. Charlton
1.3 Election of Director: Todd A. Dunn
1.4 Election of Director: Richard I. Gilchrist
1.5 Election of Director: Sheli Z. Rosenberg
1.6 Election of Director: Thomas D. Senkbeil
1.7 Election of Director: Nicholas P. Shepherd
1.8 Election of Director: Diana M. Laing
1.9 Election of Director: Elizabeth F. Frank
2. Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2019
3. The Approval of the Amended and Restated Incentive Award Plan
					4. The approval a non-binding, advisory resolution to approve the compensation of the named executive officer as described in the Proxy Statement.	1.1 For 1.2 For 1.3 For 1.4 For 1.5 For 1.6 For 1.7 For 1.8 For 1.9 For 2. For 3. For 4. For	175,000	1.1 With 1.2 With 1.3 With 1.4 With 1.5 With 1.6 With 1.7 With 1.8 With 1.9 With 2. With 3. With 4. With
5/9/2019	InvenTrust Properties Corp.	46124J102	IARE	Issuer	1a. Election of Director: Stuart Aitken 1b. Election of Director Amanda Black 1c. Election of Director: Thomas F. Glavin 1d. Election of Director Thomas P. McGuinness 1e. Election od Director: Scott A. Nelson 1f. Election of Director: Paula J. Saban 1g. Election of Director: Michael A. Stein 1h. Election of Director: Julian E. Whitehurst 2. Proposal to ratify the independent public accounting firm for the fiscal year ending December 31, 2019	1b. Withhold 1c. Withhold 1d. Withhold 1e. Withhold 1f. Withhold 1g. Withhold 1h. Withhold 2. For	446,837	1b. Against 1c. Against 1d. Against 1e. Against 1f. Against 1g. Against 1h. Against 2. With
5/14/2019	Granite Point Mortgage Trust Inc.	38741L107	GPMT	Issuer	1a. Election of Director: Tanuja M. Dehne 1b.Election of Director: Martin A. Kamarck 1c. Election of Director: Stephen G. Kasnet 1d. Election of Director: William Roth 1e.Election of Director: W. Reid Sanders 1f.Election of Director: Thomas E. Siering 1g. Election of Director: John A. Taylor 1h.Election of Director: Hope B. Woodhouse 2. Advisory Vote on the compensation of the executive officers 3. Proposal to ratify the independent public accounting firm for the fiscal year ending December 31, 2019	1a. For 1b. For 1c. For 1d. For 1e. For 1f. For 1g. For 1h. For 2. For 3. For	415,884	1a. With 1b. With 1c. With 1d. With 1e. With 1f. With 1g. With 1h. With 2. With 3. With
5/14/2019	Ventas Inc.	92276F100	VTR	Issuer	1a. Election of Director: Melody C. Barnes 1b. Election of Director: Debra A. Cafaro 1c. Election of Director: Jay M. Gellert 1d. Election of Director: Richard I. Gilchrist 1e. Election od Director: Matthew J. Lustig 1f. Election of Director: Roxanne M. Martino 1g. Election of Director: Walter C. Rakowich 1h. Election of Director: Robert D. Reed 1i. Election of Director: James D. Shelton 2. Proposal to ratify the independent public accounting firm for the fiscal year ending December 31, 2019 3. Advisory vote to approve our executive compensation.	1a.For 1b. For 1c. For 1d. For 1e. For 1f. For 1g. For 1h. For 1i. With 2. For 3. For	45,000	1a.With 1b. With 1c. With 1d. With 1e. With 1f. With 1g. With 1h. With 1i. With 2. With 3. With
5/15/2019	Brixmor Property Group Inc.	11120U105	BRX	Issuer	1.1 Election of Director: James M. Taylor Jr.
1.2 Election of Director: John G. Schreiber
1.3 Election of Director: Michael Berman
1.4 Election of Director: Julie Bowerman
1.5 Election of Director: Sheryl M. Crosland
1.6 Election of Director: Thomas W. Dickson
1.7 Election of Director: Daniel B. Hurwitz
1.8 Election of Director: William D. Rahm
1.9 Election of Director: Gabrielle Sulzberger
2. To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2019.
					3. To approve, on a non-binding advisory basis, the compensation paid to the named executive officers.	1.1 For 1.2 For 1.3 For 1.4 For 1.5 For 1.6 For 1.7 For 1.8 For 1.9 For 2. For 3. For	350,000	1.1 With 1.2 With 1.3 With 1.4 With 1.5 With 1.6 With 1.7 With 1.8 With 1.9 With 2. With 3. With
5/21/2019	TPG RE Finance Trust Inc.	87266M107	TRTX	Issuer	1. Election of Directors: Avi Banyasz Greta Guggenheim Kelvin Davis Michael Gillmore Wendy Silverstein Bradley Smith Gregory White 2. Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019. 3. Advisory Vote on Executive Compensation: To approve, on a non- binding, advisory basis, the compensation of the Company's named executive officers.	1.For All 2. For 3. For	310,000	1. With 2. With 3. With
5/23/2019	Condor Hospitality Trust, Inc.	20676Y403	CDOR	Issuer	1. Election of Directors: J. William Blackham Thomas Calahan Noah Davis Daphne J. Dufresne Daniel R. Elsztain Matias I. Gaivironsky Donald J. Landry Brendan MacDonald Benjamin Wall 2. Approval of the compensation of the named executive officers 3. Approval of the frequency of the executive compensation advisory vote 4. Proposal to ratify the selection of the independent registered independent public accounting firmm for 2019	1.For All 2. For 3. For 1 year 4. For	330,031	1. With 2. With 3. Against 4. With
5/23/2019	Medical Properties Trust, Inc.	58463J304	MPW	Issuer	1.1 Election of Director: Edward K. Aldag, Jr. 1.2 Election of Director: G. Steven Dawson 1.3 Election of Director: R. Steven Hamner 1.4 Election of Director: Elizabeth N. Pitman 1.5 Election of Director: C. Reynolds Thompson, III 1.6 Election of Director: D. Paul Sparks, Jr. 1.7 Election of Director: Michael G. Stewart 2. To ratify the appointment of the independent public accounting firm 3. Advisory approval of the Company's executive compensation 4. Approval of the frequency of the 2019 Equity Incentive Plan	1.1 For 1.2 For 1.3 For 1.4 For 1.5 For 1.6 For 1.7 For 2. For 3. For 4. For	310,000	1.1 With 1.2 With 1.3 With 1.4 With 1.5 With 1.6 With 1.7 With 2. With 3. With 4. With
5/23/2019	New Residential Investment Corp.	64828T201	NRZ	Issuer	1. Election of Directors: Douglas L. Jacobs Robert J. McGinnis Andrew Sloves 2. To ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for New Residential Investment Corp. for fiscal year 2019. 3. The approval of the non-binding stockholder proposal to adopt "majority voteing" in uncontested elections of directors 4. Non-binding stockholder proposal to provide report on Board diversity.	1.For All 2. For 3. For 4. For	370,000	1. With 2. With 3. With 4. With
5/28/2019	Great Ajax Corp.	38983D300	AJX	Issuer	1. Election of Directors: Lawrence Mendelsohn Russell Schaub Steven L. Begleiter John C. Condas Jonathan B Handley, Jr. Paul Friedman J. Kirk Ogren, Jr. 2.Proposal to ratify the public accounting firm for the fiscal year ending December 31, 2019 3. To approve, on an advisory basis, the compensation of the Company's names executive officers. 4.To approve, on an advisory basis, the frequency of future stockholder advisory votes on the compensation of the Company's named executive officers.	1.For All 2. For 3. For 4. For 1 year	278,944	1. With 2. With 3. With 4. Against
5/30/2019	EPR Properties	26884U109	EPR	Issuer	1. Election of Directors: Barrett Brady Peter C. Brown James B. Connor 2. To approve, by non-binding advisory basis, the compensation of the Company's named ecxecutive officers as disclosed in the proxy materials 3. To ratify the appointment of the independent public accounting firm	1.For All 2. For 3. For	70,000	1. With 2. With 3. With
6/4/2019	Ladder Capital Corp.	50574104	LADR	Issuer	1. Election of Directors: Alan Fishman Pamela McCormack David Weiner 2. Proposal to ratify the appointment of the independent accounting firm	1.For All 2. For	465,000	1. With 2. With
6/12/2019	Apollo Comercial Real Estate Finance	03762U105	ARI	Issuer	1. Election of Directors: Mark C. Biderman Robert A. Kasdin Cindy Z. Michel Eric L. Press Scott S. Prince Stuart A. Rothstein Michael E. Salvati 2. Proposal to ratify the appointment of the independent accounting firm 3. Approval of the compensation of the named executive officers 4. Approval of the Amended and Restated Equity Incentive Plan	1.For All 2. For 3. For 4. For	353,615	1. With 2. With 3. With 4. With
6/13/2019	W.P. Carey, Inc.	B826YT8	WPC	Issuer	1a. Election of Director: Mark A. Alexander 1b.Election of Director: Peter J. Farrell 1c. Election of Director: Robert J. Flanagan 1d. Election of Director: Jason E. Fox 1e.Election of Director: Benjamin H. Griswold, IV 1f.Election of Director: Axel K.A. Hansing 1g. Election of Director: Jean Hoysradt 1h.Election of Director: Margaret G. Lewis 1i. Election of Director: Christopher J. Niehaus 1j. Election of Director: Nick J.M. van Ommen 2. To approve the Advisory resolution on Executive Compensation 3. Proposal to ratify the appointment of the independent accounting firm	1a. For 1b. For 1c. For 1d. For 1e. For 1f. For 1g. For 1h. For 1i. For 1j. For 2. For 3. For	70,000	1a. With 1b. With 1c. With 1d. With 1e. With 1f. With 1g. With 1h. With 1i. With 1j. With 2. With 3. With
6/19/2019	Blackstone Mortgage Trust	09257W100	BXMT	Issuer	1. Election of Directors: Michael B. Nash Stephen D. Plavin Leonard W. Cotton Thomas E. Dobrowski Martin L. Edelman Henry N. Nassau Jonathan L. Pollack Lynne B. Sagalyn 2. Proposal to ratify the independent public accounting firm for the fiscal year ending December 31, 2019 3. Approval of the compensation of the named executive officers 4. Approval of the frequency of the executive compensation advisory vote	1.For All 2. For 3. For 4. For 1 year	290,000	1. With 2. With 3. With 4. With
6/26/2019	Cole Credit Property Trust IV, Inc.	19326U100	CCPT	Issuer	1a. Election of Director: Richard S. Ressler
1b.Election of Director: T. Patrick Duncan
1c. Election of Director: Alicia K. Harrison
1d. Election of Director: Lawrence S. Jones
1e.Election of Director: W. Brian Kretzmer
1f.Election of Director: Avraham Shemesh
2a. Approval of amendments to our Charter to remove NASAA REIT Guidelines provisions.
2b. Approval of amendments to our Charter to include certain other provisions customary for a publicly traded
REIT and to facilitate listing.
2c. Approval of amendments to our Charter to effectuate certain ministerial modifications, clarifications and conforming changes to, and the restatement of, our Charter.
					3. The ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	1a. For 1b. For 1c. For 1d. For 1e. For 1f. For 2a. Against 2b. For 2c. For 3. For	2,430	1a. With 1b. With 1c. With 1d. With 1e. With 1f. With 2a. Against 2b. With 2c. With 3. With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE REAL ESTATE DIVERSIFIED INCOME FUND

By:	/s/ Lawrence S. Block
Lawrence S. Block
Chief Compliance Officer

Date:	August 27, 2019